SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2022
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements	life of lease
Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Minimum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years
Maximum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful life	7 years